Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001048911
Registrant Name	FEDEX CORP
Registration File Number	333-297595
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES